ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I (Details)	12 Months Ended
Dec. 31, 2019
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I
Minimum allocation to fund general reserve funds, after tax profits (as a percent)	10.00%
Maximum allocation to fund general reserve funds, reserve registered capital (as a percent)	50.00%
Restricted net assets (as a percent)	25.00%